Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2024 CHF (SFr)
Disclosure
Share of net loss of associates	SFr (2,177,157)
Discontinued operations as disclosed below
Disclosure
Net gain on Neurosterix Transaction	13,943,595
Net gain on Neurosterix Transaction, non-cash items	8,870,000
Fair value of Neurosterix US Holdings LLC's participation	9,428,400
Fair value of service agreement	182,348
Accelerated vesting of equity incentive units of employees and Executive Managers transferred to Neurosterix Pharma Sarl	SFr 1,158,069
Discontinued operations as disclosed below | Neurosterix US Holdings LLC
Disclosure
Percentage of equity interest received	20.00%